Accrued expenses and other current liabilities (Tables)	6 Months Ended
Mar. 31, 2026
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Payroll payable	$379,015	$316,076
Interest payable	303,537	113,295
Accrued expenses	34,504	5,554
Accrued expenses and other current liabilities	$717,056	$434,925